EQUITY INVESTMENTS - Income Statement Summary (Details) - USD ($) $ in Thousands		12 Months Ended
		Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Schedule of Equity Method Investments [Line Items]
Revenue	[1]	$ 783,279	$ 844,836	$ 1,198,301
Gross profit		(29,014)	(9,781)	(2,309)
Loss from operations		(172,447)	(130,177)	(135,646)
Net loss		(255,746)	(141,012)	(178,902)
Net loss attributable to Huansheng JV		(16,480)	(3,198)	$ (5,342)
Huansheng Photovoltaic (Jiangsu) Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Revenue		1,018,731	419,582
Gross profit		25,204	28,108
Loss from operations		(27,427)	(10,013)
Net loss		(126,338)	(13,386)
Net loss attributable to Huansheng JV		$ (95,939)	$ (14,599)

[1]	We have related-party transactions with Tianjin Zhonghuan Semiconductor Co., Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Research and development and Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated and Combined Statements of Operations (see Note 3, Note 4 and Note 10).